JPMorgan U.S. Small Company Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Air Freight & Logistics — 0.6%
Hub Group, Inc., Class A *	56	4,717
Radiant Logistics, Inc. *	55	360
		5,077
Automobile Components — 0.5%
American Axle & Manufacturing Holdings, Inc. *	159	1,239
Goodyear Tire & Rubber Co. (The) *	117	1,289
Lear Corp.	7	1,006
XPEL, Inc. * (a)	18	1,218
		4,752
Automobiles — 0.0% ^
Winnebago Industries, Inc. (b)	2	114
Banks — 8.3%
Ameris Bancorp	43	1,565
Atlantic Union Bankshares Corp.	62	2,170
Axos Financial, Inc. *	40	1,485
Banc of California, Inc.	20	248
Bancorp, Inc. (The) *	34	939
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	88	2,364
Banner Corp.	33	1,797
Business First Bancshares, Inc.	45	766
Byline Bancorp, Inc.	63	1,358
Capital City Bank Group, Inc.	31	898
Cathay General Bancorp	3	104
Central Pacific Financial Corp.	21	376
Coastal Financial Corp. *	14	493
Columbia Banking System, Inc.	70	1,493
Community Bank System, Inc.	11	569
ConnectOne Bancorp, Inc.	136	2,404
CVB Financial Corp.	118	1,974
Eastern Bankshares, Inc.	29	364
Enterprise Financial Services Corp.	54	2,415
Equity Bancshares, Inc., Class A	15	377
FB Financial Corp.	11	346
Financial Institutions, Inc.	5	106
First Bancorp	3	102
First BanCorp (Puerto Rico)	65	738
First Bancshares, Inc. (The)	6	153
First Citizens BancShares, Inc., Class A	1	1,196
First Commonwealth Financial Corp.	59	729
First Financial Corp.	14	515
First Foundation, Inc.	15	115
First Interstate BancSystem, Inc., Class A	20	601
First Merchants Corp.	56	1,861
First Western Financial, Inc. *	3	53
FNB Corp.	29	342
Glacier Bancorp, Inc.	21	898

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Hancock Whitney Corp.	47	1,724
Heritage Commerce Corp.	80	667
Home BancShares, Inc.	15	322
HomeTrust Bancshares, Inc.	18	439
Independent Bank Corp.	6	369
Independent Bank Corp.	25	452
Mercantile Bank Corp.	5	158
Mid Penn Bancorp, Inc.	5	135
MVB Financial Corp.	2	49
National Bank Holdings Corp., Class A	19	626
Northfield Bancorp, Inc.	14	161
OceanFirst Financial Corp.	377	6,963
OFG Bancorp (Puerto Rico)	124	3,099
Old National Bancorp	168	2,430
Old Second Bancorp, Inc.	99	1,395
Origin Bancorp, Inc.	3	85
Peapack-Gladstone Financial Corp.	30	880
Peoples Bancorp, Inc.	8	217
Pinnacle Financial Partners, Inc.	12	653
Popular, Inc. (Puerto Rico) (b)	59	3,372
QCR Holdings, Inc.	29	1,267
Republic Bancorp, Inc., Class A	3	134
Seacoast Banking Corp. of Florida	26	610
SmartFinancial, Inc.	20	470
South Plains Financial, Inc.	3	62
Southside Bancshares, Inc.	13	417
SouthState Corp.	66	4,703
Towne Bank	24	638
TriCo Bancshares	38	1,575
United Community Banks, Inc.	24	674
Univest Financial Corp.	9	225
Veritex Holdings, Inc.	76	1,395
Washington Federal, Inc.	52	1,568
WesBanco, Inc.	10	294
Wintrust Financial Corp.	48	3,482
		73,624
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	2	1,220
Primo Water Corp.	174	2,661
		3,881
Biotechnology — 6.0%
2seventy bio, Inc. *	122	1,245
ACADIA Pharmaceuticals, Inc. *	41	780
Alkermes plc *	50	1,418
Amicus Therapeutics, Inc. *	393	4,364
Apellis Pharmaceuticals, Inc. *	34	2,229

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Arrowhead Pharmaceuticals, Inc. *	39	997
Atara Biotherapeutics, Inc. *	226	655
Beam Therapeutics, Inc. * (b)	23	715
Biohaven Ltd. *	6	76
Bluebird Bio, Inc. *	13	40
Bridgebio Pharma, Inc. *	22	363
CareDx, Inc. *	55	502
Catalyst Pharmaceuticals, Inc. *	222	3,685
Coherus Biosciences, Inc. *	54	369
CTI BioPharma Corp. * (b)	248	1,043
Decibel Therapeutics, Inc. *	2	5
Eiger BioPharmaceuticals, Inc. *	70	63
Emergent BioSolutions, Inc. *	5	52
Enanta Pharmaceuticals, Inc. *	44	1,775
Fate Therapeutics, Inc. *	359	2,046
Heron Therapeutics, Inc. * (b)	132	200
Insmed, Inc. *	10	176
Intellia Therapeutics, Inc. *	40	1,482
Intercept Pharmaceuticals, Inc. *	123	1,657
iTeos Therapeutics, Inc. *	173	2,357
Kura Oncology, Inc. *	163	1,993
Kymera Therapeutics, Inc. * (b)	45	1,330
Protagonist Therapeutics, Inc. *	65	1,487
Relay Therapeutics, Inc. * (b)	144	2,372
Replimune Group, Inc. *	100	1,771
REVOLUTION Medicines, Inc. *	86	1,865
Sana Biotechnology, Inc. * (b)	1	4
Sutro Biopharma, Inc. *	11	50
Syndax Pharmaceuticals, Inc. *	118	2,482
TG Therapeutics, Inc. * (b)	127	1,907
Travere Therapeutics, Inc. *	111	2,501
Twist Bioscience Corp. * (b)	45	675
Tyra Biosciences, Inc. * (b)	168	2,695
Xencor, Inc. *	120	3,339
Y-mAbs Therapeutics, Inc. *	3	15
		52,780
Broadline Retail — 0.2%
Dillard's, Inc., Class A (b)	5	1,535
Building Products — 0.8%
AZZ, Inc.	12	482
Gibraltar Industries, Inc. *	19	909
Resideo Technologies, Inc. *	45	828
UFP Industries, Inc.	63	5,056
		7,275
Capital Markets — 2.2%
AssetMark Financial Holdings, Inc. *	23	727

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Avantax, Inc. *	114	3,004
Donnelley Financial Solutions, Inc. *	101	4,140
Federated Hermes, Inc.	44	1,755
Focus Financial Partners, Inc., Class A *	31	1,599
Houlihan Lokey, Inc.	14	1,221
Piper Sandler Cos.	6	877
PJT Partners, Inc., Class A	45	3,220
Stifel Financial Corp.	6	381
StoneX Group, Inc. *	15	1,555
Victory Capital Holdings, Inc., Class A	21	606
Virtus Investment Partners, Inc.	2	425
		19,510
Chemicals — 2.2%
AdvanSix, Inc.	29	1,108
Avient Corp.	45	1,852
Cabot Corp.	40	3,073
Ecovyst, Inc. *	26	286
HB Fuller Co.	30	2,041
Ingevity Corp. *	34	2,443
Livent Corp. * (b)	28	618
Minerals Technologies, Inc.	11	652
Orion Engineered Carbons SA (Germany)	216	5,632
Tronox Holdings plc	99	1,429
		19,134
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	77	3,450
ACCO Brands Corp.	124	660
Brink's Co. (The)	30	1,991
Ennis, Inc.	13	284
Heritage-Crystal Clean, Inc. *	52	1,850
MillerKnoll, Inc.	209	4,272
Steelcase, Inc., Class A	157	1,328
Tetra Tech, Inc.	30	4,376
		18,211
Communications Equipment — 1.1%
Aviat Networks, Inc. *	39	1,342
Calix, Inc. *	70	3,724
CommScope Holding Co., Inc. *	765	4,875
		9,941
Construction & Engineering — 3.2%
Argan, Inc.	80	3,245
Comfort Systems USA, Inc.	65	9,474
MasTec, Inc. *	48	4,557
MYR Group, Inc. *	52	6,570

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — continued
Primoris Services Corp.	117	2,867
Sterling Infrastructure, Inc. *	48	1,810
		28,523
Construction Materials — 0.1%
Summit Materials, Inc., Class A *	29	815
Consumer Finance — 0.9%
Enova International, Inc. *	60	2,655
FirstCash Holdings, Inc.	35	3,318
Nelnet, Inc., Class A	3	335
PROG Holdings, Inc. *	71	1,691
		7,999
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The)	38	1,574
BJ's Wholesale Club Holdings, Inc. *	22	1,646
SpartanNash Co.	214	5,305
Sprouts Farmers Market, Inc. *	37	1,315
		9,840
Containers & Packaging — 0.2%
Greif, Inc., Class A	12	739
O-I Glass, Inc. *	57	1,296
		2,035
Diversified Consumer Services — 0.6%
2U, Inc. *	103	710
Chegg, Inc. *	269	4,381
Coursera, Inc. *	12	137
		5,228
Diversified REITs — 0.2%
Armada Hoffler Properties, Inc.	21	249
Broadstone Net Lease, Inc.	40	677
CTO Realty Growth, Inc. (b)	9	158
Essential Properties Realty Trust, Inc.	34	845
		1,929
Diversified Telecommunication Services — 0.8%
EchoStar Corp., Class A *	125	2,287
Iridium Communications, Inc.	19	1,173
Liberty Latin America Ltd., Class C (Puerto Rico) *	345	2,851
Ooma, Inc. *	86	1,073
		7,384
Electric Utilities — 0.8%
ALLETE, Inc.	8	486
IDACORP, Inc.	19	2,073

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
MGE Energy, Inc.	16	1,249
Portland General Electric Co.	75	3,674
		7,482
Electrical Equipment — 1.8%
Atkore, Inc. *	55	7,719
Bloom Energy Corp., Class A *	42	826
Encore Wire Corp.	27	4,980
NEXTracker, Inc., Class A * (b)	29	1,061
SunPower Corp. * (b)	33	457
Sunrun, Inc. * (b)	61	1,234
		16,277
Electronic Equipment, Instruments & Components — 2.3%
Belden, Inc.	30	2,575
Fabrinet (Thailand) *	25	2,914
Knowles Corp. *	222	3,778
OSI Systems, Inc. *	75	7,713
ScanSource, Inc. *	115	3,502
		20,482
Energy Equipment & Services — 1.5%
ChampionX Corp.	113	3,059
Helmerich & Payne, Inc.	10	367
Liberty Energy, Inc.	223	2,858
NexTier Oilfield Solutions, Inc. *	266	2,113
Oceaneering International, Inc. *	36	644
Oil States International, Inc. *	40	332
Patterson-UTI Energy, Inc.	123	1,440
ProPetro Holding Corp. *	53	378
Select Energy Services, Inc., Class A	35	241
Weatherford International plc *	33	1,970
		13,402
Entertainment — 0.2%
Lions Gate Entertainment Corp., Class A *	175	1,940
Financial Services — 2.3%
Essent Group Ltd.	87	3,507
EVERTEC, Inc. (Puerto Rico)	23	780
International Money Express, Inc. *	243	6,274
Jackson Financial, Inc., Class A	27	1,004
Merchants Bancorp	36	928
Mr. Cooper Group, Inc. *	13	517
NMI Holdings, Inc., Class A *	67	1,496
PennyMac Financial Services, Inc.	10	570
Radian Group, Inc.	138	3,048

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Remitly Global, Inc. *	36	617
Repay Holdings Corp. *	174	1,141
		19,882
Food Products — 0.2%
Darling Ingredients, Inc. *	28	1,611
Hostess Brands, Inc. *	2	52
John B Sanfilippo & Son, Inc.	1	78
Lancaster Colony Corp.	1	281
TreeHouse Foods, Inc. *	3	135
VZS Enterprises, Inc. ‡ *	7	—
		2,157
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	17	2,201
New Jersey Resources Corp.	92	4,869
Northwest Natural Holding Co.	29	1,368
ONE Gas, Inc.	22	1,779
Southwest Gas Holdings, Inc.	2	119
Spire, Inc.	2	159
		10,495
Ground Transportation — 0.7%
ArcBest Corp.	52	4,795
Schneider National, Inc., Class B	45	1,213
Werner Enterprises, Inc.	9	421
		6,429
Health Care Equipment & Supplies — 4.5%
Alphatec Holdings, Inc. *	247	3,859
AngioDynamics, Inc. *	153	1,578
Axonics, Inc. *	115	6,295
Bioventus, Inc., Class A * (b)	74	79
Cardiovascular Systems, Inc. *	192	3,809
Inari Medical, Inc. *	28	1,731
Inspire Medical Systems, Inc. *	41	9,632
LivaNova plc *	62	2,705
Orthofix Medical, Inc. *	37	618
Shockwave Medical, Inc. *	26	5,746
STAAR Surgical Co. *	31	1,993
Varex Imaging Corp. *	25	450
Zynex, Inc. * (b)	126	1,508
		40,003
Health Care Providers & Services — 2.4%
AdaptHealth Corp. *	137	1,707
Cross Country Healthcare, Inc. *	146	3,263
Fulgent Genetics, Inc. * (b)	42	1,297
HealthEquity, Inc. *	62	3,613
Joint Corp. (The) *	36	609

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
ModivCare, Inc. *	2	144
OPKO Health, Inc. * (b)	347	507
Option Care Health, Inc. *	128	4,064
Progyny, Inc. *	145	4,662
Tenet Healthcare Corp. *	22	1,315
		21,181
Health Care REITs — 0.8%
CareTrust REIT, Inc.	103	2,012
Community Healthcare Trust, Inc.	21	773
Global Medical REIT, Inc.	21	185
Healthcare Realty Trust, Inc.	59	1,147
Physicians Realty Trust	223	3,330
		7,447
Health Care Technology — 0.5%
Health Catalyst, Inc. *	251	2,930
OptimizeRx Corp. *	49	720
Veradigm, Inc. *	81	1,053
		4,703
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.	152	2,352
DiamondRock Hospitality Co.	132	1,071
RLJ Lodging Trust	131	1,394
Ryman Hospitality Properties, Inc.	28	2,537
Xenia Hotels & Resorts, Inc.	11	148
		7,502
Hotels, Restaurants & Leisure — 2.1%
Bloomin' Brands, Inc.	133	3,418
Bluegreen Vacations Holding Corp.	57	1,549
Boyd Gaming Corp.	50	3,200
Dine Brands Global, Inc.	50	3,405
Full House Resorts, Inc. *	75	538
Marriott Vacations Worldwide Corp. (b)	23	3,137
SeaWorld Entertainment, Inc. *	51	3,132
		18,379
Household Durables — 3.7%
Helen of Troy Ltd. *	25	2,364
Landsea Homes Corp. *	183	1,107
LGI Homes, Inc. * (b)	7	784
Meritage Homes Corp.	30	3,559
Skyline Champion Corp. *	16	1,189
Sonos, Inc. *	476	9,344
Taylor Morrison Home Corp. *	243	9,279

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
TopBuild Corp. *	20	4,234
Tri Pointe Homes, Inc. *	43	1,099
		32,959
Household Products — 0.5%
Central Garden & Pet Co., Class A *	112	4,362
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	24	715
Clearway Energy, Inc., Class C	54	1,710
		2,425
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	16	868
Innovative Industrial Properties, Inc. (b)	16	1,179
Plymouth Industrial REIT, Inc.	13	270
STAG Industrial, Inc.	131	4,427
Terreno Realty Corp.	3	225
		6,969
Insurance — 1.4%
American Equity Investment Life Holding Co.	31	1,144
AMERISAFE, Inc.	15	751
BRP Group, Inc., Class A *	33	844
Employers Holdings, Inc.	39	1,629
James River Group Holdings Ltd.	14	288
Kinsale Capital Group, Inc.	4	1,108
RLI Corp.	44	5,784
Selective Insurance Group, Inc.	9	849
Skyward Specialty Insurance Group, Inc. *	17	373
		12,770
Interactive Media & Services — 0.8%
EverQuote, Inc., Class A *	14	197
QuinStreet, Inc. *	76	1,206
Shutterstock, Inc.	46	3,332
Yelp, Inc. *	66	2,028
		6,763
IT Services — 1.0%
DigitalOcean Holdings, Inc. * (b)	44	1,712
Information Services Group, Inc.	348	1,771
Perficient, Inc. *	70	5,042
		8,525
Leisure Products — 0.4%
Acushnet Holdings Corp. (b)	65	3,324
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp. *	15	133
Medpace Holdings, Inc. *	18	3,318

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
OmniAb, Inc. *	82	302
OmniAb, Inc. ‡ *	7	—
		3,753
Machinery — 0.8%
Albany International Corp., Class A	5	403
EnPro Industries, Inc.	6	633
Kadant, Inc.	9	1,947
Luxfer Holdings plc (United Kingdom)	22	378
Mueller Industries, Inc.	39	2,884
Terex Corp.	11	548
Watts Water Technologies, Inc., Class A	3	421
		7,214
Marine — 0.3%
Eagle Bulk Shipping, Inc. (b)	10	446
Matson, Inc.	27	1,618
Safe Bulkers, Inc. (Greece) (b)	114	421
		2,485
Media — 0.5%
Cardlytics, Inc. * (b)	39	133
Gray Television, Inc.	66	577
John Wiley & Sons, Inc., Class A	33	1,287
Magnite, Inc. *	87	807
Thryv Holdings, Inc. *	69	1,581
		4,385
Metals & Mining — 1.2%
Alpha Metallurgical Resources, Inc.	6	925
Arconic Corp. *	63	1,646
ATI, Inc. * (b)	21	840
Commercial Metals Co.	90	4,392
Constellium SE *	100	1,538
Olympic Steel, Inc.	6	317
Schnitzer Steel Industries, Inc., Class A	19	582
SunCoke Energy, Inc.	36	323
		10,563
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ares Commercial Real Estate Corp. (b)	68	618
Blackstone Mortgage Trust, Inc., Class A (b)	82	1,468
Dynex Capital, Inc. (b)	70	855
Ellington Financial, Inc. (b)	20	248
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6	160
KKR Real Estate Finance Trust, Inc. (b)	23	263
Ladder Capital Corp.	225	2,122
		5,734

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.4%
NorthWestern Corp.	21	1,231
Unitil Corp.	34	1,909
		3,140
Office REITs — 0.5%
Corporate Office Properties Trust	104	2,472
Equity Commonwealth	67	1,388
Piedmont Office Realty Trust, Inc., Class A	44	319
		4,179
Oil, Gas & Consumable Fuels — 3.6%
Arch Resources, Inc. (b)	15	2,026
Chord Energy Corp.	15	1,957
CNX Resources Corp. * (b)	42	677
CONSOL Energy, Inc.	5	317
Delek US Holdings, Inc.	98	2,256
Dorian LPG Ltd.	37	737
Green Plains, Inc. *	53	1,652
Magnolia Oil & Gas Corp., Class A	93	2,045
Matador Resources Co.	76	3,604
Murphy Oil Corp.	104	3,833
Ovintiv, Inc.	105	3,770
PBF Energy, Inc., Class A	21	927
PDC Energy, Inc.	57	3,636
Peabody Energy Corp. *	16	399
REX American Resources Corp. *	20	565
SM Energy Co.	108	3,054
		31,455
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	14	732
Passenger Airlines — 0.2%
SkyWest, Inc. *	66	1,469
Personal Care Products — 2.1%
Edgewell Personal Care Co.	55	2,348
elf Beauty, Inc. *	69	5,689
Herbalife Nutrition Ltd. * (b)	258	4,157
Medifast, Inc.	38	3,876
USANA Health Sciences, Inc. *	37	2,347
		18,417
Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc. *	133	1,075
Amneal Pharmaceuticals, Inc. *	217	301
Amphastar Pharmaceuticals, Inc. *	42	1,588
Arvinas, Inc. *	53	1,436
Corcept Therapeutics, Inc. *	59	1,270
Esperion Therapeutics, Inc. *	9	15

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Fulcrum Therapeutics, Inc. *	137	391
Ligand Pharmaceuticals, Inc. *	17	1,231
Reata Pharmaceuticals, Inc., Class A * (b)	50	4,584
		11,891
Professional Services — 2.3%
CACI International, Inc., Class A *	12	3,653
Heidrick & Struggles International, Inc.	6	174
Huron Consulting Group, Inc. *	47	3,772
KBR, Inc.	83	4,576
Kelly Services, Inc., Class A	161	2,666
Kforce, Inc.	35	2,221
Korn Ferry	12	602
TriNet Group, Inc. * (b)	17	1,382
TrueBlue, Inc. *	88	1,569
		20,615
Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc. *	106	561
Forestar Group, Inc. *	40	612
		1,173
Residential REITs — 0.2%
Independence Realty Trust, Inc.	31	506
UMH Properties, Inc.	89	1,315
		1,821
Retail REITs — 1.9%
Agree Realty Corp.	129	8,815
Getty Realty Corp.	15	532
Kite Realty Group Trust	115	2,406
Macerich Co. (The)	33	345
NETSTREIT Corp. (b)	20	373
Phillips Edison & Co., Inc.	82	2,677
SITE Centers Corp.	127	1,564
		16,712
Semiconductors & Semiconductor Equipment — 3.1%
Axcelis Technologies, Inc. *	35	4,644
Cirrus Logic, Inc. *	12	1,292
Cohu, Inc. *	71	2,713
MACOM Technology Solutions Holdings, Inc. *	11	785
MaxLinear, Inc. *	26	919
Rambus, Inc. *	51	2,608
Semtech Corp. *	11	273
Silicon Laboratories, Inc. *	62	10,943
SiTime Corp. *	9	1,355
Veeco Instruments, Inc. *	67	1,410
		26,942

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 6.4%
Adeia, Inc.	117	1,032
Alkami Technology, Inc. *	9	117
Asana, Inc., Class A *	146	3,074
Blackline, Inc. *	42	2,784
Box, Inc., Class A *	180	4,830
CommVault Systems, Inc. *	156	8,871
eGain Corp. *	389	2,951
Enfusion, Inc., Class A * (b)	118	1,241
Envestnet, Inc. *	35	2,060
LiveRamp Holdings, Inc. *	134	2,940
Marathon Digital Holdings, Inc. * (b)	25	219
Momentive Global, Inc. *	174	1,620
PagerDuty, Inc. *	78	2,724
Paycor HCM, Inc. * (b)	42	1,123
Q2 Holdings, Inc. *	31	774
Qualys, Inc. *	21	2,777
Rapid7, Inc. *	36	1,644
Riot Platforms, Inc. * (b)	166	1,654
Sprout Social, Inc., Class A *	26	1,594
SPS Commerce, Inc. *	2	327
Upland Software, Inc. *	81	348
Varonis Systems, Inc. *	172	4,477
Workiva, Inc. *	46	4,678
Xperi, Inc. *	47	509
Zuora, Inc., Class A *	238	2,352
		56,720
Specialized REITs — 0.4%
National Storage Affiliates Trust	27	1,122
PotlatchDeltic Corp.	52	2,579
		3,701
Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A *	97	2,694
Academy Sports & Outdoors, Inc.	51	3,316
Boot Barn Holdings, Inc. *	43	3,326
Camping World Holdings, Inc., Class A (b)	158	3,291
Guess?, Inc. (b)	53	1,027
Hibbett, Inc.	17	994
Lithia Motors, Inc., Class A	2	510
ODP Corp. (The) *	58	2,626
Signet Jewelers Ltd.	53	4,108
Sleep Number Corp. * (b)	20	601
Upbound Group, Inc.	117	2,862
Zumiez, Inc. *	46	850
		26,205
Textiles, Apparel & Luxury Goods — 1.6%
Crocs, Inc. *	60	7,569

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Deckers Outdoor Corp. *	9	4,012
G-III Apparel Group Ltd. *	32	506
Steven Madden Ltd.	50	1,793
		13,880
Trading Companies & Distributors — 3.4%
Beacon Roofing Supply, Inc. *	96	5,655
BlueLinx Holdings, Inc. *	23	1,588
Boise Cascade Co.	16	987
GMS, Inc. *	96	5,544
MRC Global, Inc. *	206	2,004
NOW, Inc. *	376	4,189
Rush Enterprises, Inc., Class A	13	699
Titan Machinery, Inc. *	32	993
Veritiv Corp.	15	2,016
WESCO International, Inc.	39	6,009
		29,684
Water Utilities — 0.3%
American States Water Co.	31	2,714
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	47	681
Total Common Stocks (Cost $817,112)		861,710
Short-Term Investments — 4.3%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (c) (d) (Cost $4,946)	4,944	4,946
Investment of Cash Collateral from Securities Loaned — 3.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (c) (d)	26,585	26,591
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (c) (d)	6,206	6,206
Total Investment of Cash Collateral from Securities Loaned (Cost $32,801)		32,797
Total Short-Term Investments (Cost $37,747)		37,743
Total Investments — 101.8% (Cost $854,859)		899,453
Liabilities in Excess of Other Assets — (1.8)%		(16,239)
NET ASSETS — 100.0%		883,214

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $32,881.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	221	06/16/2023	USD	20,034	373

Abbreviations
USD	United States Dollar

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$5,077	$—	$—	$5,077
Automobile Components	4,752	—	—	4,752
Automobiles	114	—	—	114
Banks	73,624	—	—	73,624
Beverages	3,881	—	—	3,881
Biotechnology	52,780	—	—	52,780
Broadline Retail	1,535	—	—	1,535
Building Products	7,275	—	—	7,275

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Capital Markets	$19,510	$—	$—	$19,510
Chemicals	19,134	—	—	19,134
Commercial Services & Supplies	18,211	—	—	18,211
Communications Equipment	9,941	—	—	9,941
Construction & Engineering	28,523	—	—	28,523
Construction Materials	815	—	—	815
Consumer Finance	7,999	—	—	7,999
Consumer Staples Distribution & Retail	9,840	—	—	9,840
Containers & Packaging	2,035	—	—	2,035
Diversified Consumer Services	5,228	—	—	5,228
Diversified REITs	1,929	—	—	1,929
Diversified Telecommunication Services	7,384	—	—	7,384
Electric Utilities	7,482	—	—	7,482
Electrical Equipment	16,277	—	—	16,277
Electronic Equipment, Instruments & Components	20,482	—	—	20,482
Energy Equipment & Services	13,402	—	—	13,402
Entertainment	1,940	—	—	1,940
Financial Services	19,882	—	—	19,882
Food Products	2,157	—	—(a)	2,157
Gas Utilities	10,495	—	—	10,495
Ground Transportation	6,429	—	—	6,429
Health Care Equipment & Supplies	40,003	—	—	40,003
Health Care Providers & Services	21,181	—	—	21,181
Health Care REITs	7,447	—	—	7,447
Health Care Technology	4,703	—	—	4,703
Hotel & Resort REITs	7,502	—	—	7,502
Hotels, Restaurants & Leisure	18,379	—	—	18,379
Household Durables	32,959	—	—	32,959
Household Products	4,362	—	—	4,362
Independent Power and Renewable Electricity Producers	2,425	—	—	2,425
Industrial REITs	6,969	—	—	6,969
Insurance	12,770	—	—	12,770
Interactive Media & Services	6,763	—	—	6,763
IT Services	8,525	—	—	8,525
Leisure Products	3,324	—	—	3,324
Life Sciences Tools & Services	3,753	—	—(a)	3,753
Machinery	7,214	—	—	7,214
Marine	2,485	—	—	2,485
Media	4,385	—	—	4,385
Metals & Mining	10,563	—	—	10,563
Mortgage Real Estate Investment Trusts (REITs)	5,734	—	—	5,734
Multi-Utilities	3,140	—	—	3,140
Office REITs	4,179	—	—	4,179
Oil, Gas & Consumable Fuels	31,455	—	—	31,455
Paper & Forest Products	732	—	—	732
Passenger Airlines	1,469	—	—	1,469
Personal Care Products	18,417	—	—	18,417

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pharmaceuticals	$11,891	$—	$—	$11,891
Professional Services	20,615	—	—	20,615
Real Estate Management & Development	1,173	—	—	1,173
Residential REITs	1,821	—	—	1,821
Retail REITs	16,712	—	—	16,712
Semiconductors & Semiconductor Equipment	26,942	—	—	26,942
Software	56,720	—	—	56,720
Specialized REITs	3,701	—	—	3,701
Specialty Retail	26,205	—	—	26,205
Textiles, Apparel & Luxury Goods	13,880	—	—	13,880
Trading Companies & Distributors	29,684	—	—	29,684
Water Utilities	2,714	—	—	2,714
Wireless Telecommunication Services	681	—	—	681
Total Common Stocks	861,710	—	—(a)	861,710
Short-Term Investments
Investment Companies	4,946	—	—	4,946
Investment of Cash Collateral from Securities Loaned	32,797	—	—	32,797
Total Short-Term Investments	37,743	—	—	37,743
Total Investments in Securities	$899,453	$—	$—(a)	$899,453
Appreciation in Other Financial Instruments
Futures Contracts	$373	$—	$—	$373

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$23,202	$203,868	$222,125	$2	$(1)	$4,946	4,944	$457	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	18,571	122,000	114,000	25	(5)	26,591	26,585	715	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	1,124	113,278	108,196	—	—	6,206	6,206	120	—
Total	$42,897	$439,146	$444,321	$27	$(6)	$37,743		$1,292	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.